TRANSACTIONS WITH RELATED PARTIES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Assets
Loans and advances to banks		R$ 500,259
Securities and derivative financial instruments	597,902	332,787
Loans and other assets	3,724,974	915,395
Liabilities
Customer and financial institution resources	5,223,199	4,620,807
Securities and subordinated debt securities	20,369,788	18,035,730
Other liabilities (4)	15,693,517	16,979,200
Revenues and expenses
Net interest income	(3,507,514)	(2,673,607)
Income from services provided	250,857	180,783
Other expenses net of other operating revenues	(2,141,085)	(2,281,795)
Shareholders Of The Parent [Member]
Assets
Loans and advances to banks
Securities and derivative financial instruments		87,464
Loans and other assets	13	11
Liabilities
Customer and financial institution resources	3,730,162	3,386,794
Securities and subordinated debt securities	19,045,768	17,095,011
Other liabilities (4)	2,298,873	1,920,329
Revenues and expenses
Net interest income	(3,167,555)	(2,487,455)
Income from services provided	163	166
Other expenses net of other operating revenues	90,378	67,354
Associates And Jointly Controlled Companies [Member]
Assets
Loans and advances to banks		500,259
Securities and derivative financial instruments	597,902	245,323
Loans and other assets	3,535,976	709,437
Liabilities
Customer and financial institution resources	971,846	674,112
Securities and subordinated debt securities
Other liabilities (4)	13,392,843	15,019,045
Revenues and expenses
Net interest income	(143,695)	(33,395)
Income from services provided	250,554	180,582
Other expenses net of other operating revenues	(2,204,598)	(1,950,587)
Key management personnel of entity or parent [member]
Assets
Loans and advances to banks
Securities and derivative financial instruments
Loans and other assets	188,985	205,947
Liabilities
Customer and financial institution resources	521,191	559,901
Securities and subordinated debt securities	1,324,020	940,719
Other liabilities (4)	1,801	39,826
Revenues and expenses
Net interest income	(196,264)	(152,757)
Income from services provided	140	35
Other expenses net of other operating revenues	R$ (26,865)	R$ (398,562)